Average Annual Total Returns - Retail - Vanguard High-Yield Corporate Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	High-Yield Corporate Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	High-Yield Corporate Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	High-Yield Corporate Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	5.28%	7.08%	6.40%	3.24%	4.73%	3.96%	3.05%	4.38%	3.86%	5.39%	7.18%	6.50%	7.11%	8.59%	6.80%	7.53%	7.93%	6.57%